Capital Lease Liabilities	12 Months Ended
Sep. 30, 2020
Capital Lease Liabilities
Capital Lease Liabilities

NOTE 13 — CAPITAL LEASE LIABILITIES

On October 6, 2018, the Company’s VIE, Xi’an App-Chem (the “Lessee”) entered into a capital lease agreement with Guian Hengxin Finance Lease (Shanghai) Ltd. (“the Lessor”). Under the arrangement, the Lessee sells part of its plant machines to the lessor and leased them back from the lessor.

Management deemed these specialized equipment under leases classified as capital lease. The leased equipment is amortized on a straight line basis over 2 years. Total accumulated interest on the leased equipment is RMB1,743 (equivalent to $256) as of September 30, 2020.

The maturities of the Company’s capital lease liabilities is as follows:

US$
Year ending September 30,
2021	$33,389
Total	$33,389